Pension and Other Postretirement Benefits - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 11	$ 11
Defined Benefit Plan, Expected Future Employer Contributions, Current Fiscal Year	$ 33